Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 51,188	$ 50,749	$ 49,165
Accrued or paid key management personnel compensation	8,878	$ 7,525	$ 8,339
Salary advance terms		An amount up to a maximum of four months' salary and are repaid through salary deductions in equal installments over a period of either one or two years
Salary advances outstanding	2,069	$ 3,466		$ 283
Pemex industrial transformation [member]
Disclosure of transactions between related parties [line items]
Ownership amount	$ 4,635,514